Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	83,643,115	80,321,873
Ordinary shares, shares outstanding	83,643,115	80,321,873
Common Class A [Member]
Ordinary shares, authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	65,046,611	65,046,611
Ordinary shares, shares outstanding	65,046,611	65,046,611
Common Class B [Member]
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	18,596,504	18,596,504
Ordinary shares, shares outstanding	18,596,504	18,596,504